Client Name:	XXX
Client Project Name:	MCMLT 2019-GS1
Start - End Dates:	7/12/2019 - 6/4/2019
Deal Loan Count:	1,346
Report Run Date:	9/23/2019 2:08 PM

Conditions Report 2.0

Loans in Report:	1,346
Loans with Conditions:	1,110

3202 - Total Active Conditions
509 - Material Conditions
509 - Compliance Review Scope
49 - Category: Ability to Repay/Qualified Mortgage
3 - Category: Borrower's Interest
4 - Category: Compliance Manual
333 - Category: Documentation
1 - Category: Federal Consumer Protection
2 - Category: Federal Higher-Priced
60 - Category: RESPA
31 - Category: State Consumer Protection
9 - Category: State Rate Spread
10 - Category: Texas Home Equity
1 - Category: TILA
6 - Category: TILA/RESPA Integrated Disclosure
2693 - Non-Material Conditions
2693 - Compliance Review Scope
44 - Category: Ability to Repay/Qualified Mortgage
29 - Category: APR Tolerance
5 - Category: Borrower's Interest
48 - Category: Compliance Manual
225 - Category: Documentation
1201 - Category: Federal Consumer Protection
7 - Category: Federal Higher-Priced
85 - Category: Finance Charge Tolerance
27 - Category: Repayment Ability
293 - Category: RESPA
211 - Category: Right of Rescission
102 - Category: State Consumer Protection
19 - Category: State Late Charges
86 - Category: State Prepayment Penalty
4 - Category: State Rate Spread
3 - Category: Texas Home Equity
143 - Category: TILA
161 - Category: TILA/RESPA Integrated Disclosure
132 - Total Satisfied Conditions

132 - Compliance Review Scope
28 - Category: Ability to Repay/Qualified Mortgage
1 - Category: APR Tolerance
1 - Category: Compliance Manual
14 - Category: Documentation
8 - Category: Federal Consumer Protection
1 - Category: Federal Higher-Priced
1 - Category: Finance Charge Tolerance
22 - Category: RESPA
5 - Category: Right of Rescission
1 - Category: State Consumer Protection
1 - Category: TILA
49 - Category: TILA/RESPA Integrated Disclosure
0 - Total Waived Conditions

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